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                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:      12/31/2005
Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.   Registrant Name:     CUNA Mutual Life Variable Annuity Account

      B.   File Number:         811-8260, 811-40304, 811-40320, 811-8260

      C.   Telephone Number:    (319) 352-1000, ext 3004

2.    A.   Street:              2000 HERITAGE WAY

      B.   City:                WAVERLY

      C.   State:               IA

      D.   Zip Code:            50677   Zip Ext.: 9202

      E.   Foreign Country:     Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)        N

4.    Is this the last filing on this form by Registrant? (Y/N)         N

5.    Is Registrant a small business investment company (SBIC)? (Y/N)   N
      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)  Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]


UNIT INVESTMENT TRUSTS

111.  A.   [ ]    Depositor Name:

      B.   [ ]    File Number (If any):

      C.   [ ]    City:      State:         Zip Code:       Zip Ext:



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           [ ]    Foreign Country:          Foreign Postal Code:

112.  A.   [ ]    Sponsor Name:

      B.   [ ]    File Number (If any):

      C.   [ ]    City:        State:       Zip Code:       Zip Ext:

           [ ]    Foreign Country:          Foreign Postal Code:

113.  A.   [ ]    Trustee Name:

      B.   [ ]    City:      State:         Zip Code:       Zip Ext:

           [ ]    Foreign Country:          Foreign Postal Code:

114.  A.   [ ]    Principal Underwriter Name:

      B.   [ ]    File Number:

      C.   [ ]    City:        State:       Zip Code:       Zip Ext.:

           [ ]    Foreign Country:          Foreign Postal Code:

115.  A.   [ ]    Independent Public Accountant Name:

      B.   [ ]    City:        State:       Zip Code:       Zip Ext.:

           [ ]    Foreign Country:          Foreign Postal Code:

116.  Family of investment companies information:

      A.   [ ]    Is Registrant part of a family of investment companies? (Y/N)

      B.   [ ]    Identify the family in 10 letters:
                   (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only).

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117.  A.   Is Registrant a separate account of an insurance company?  (Y/N)
           If answer is "Y" (Yes,) are any of the following types of contracts funded by the Registrant?

      B.   [ ]    Variable annuity contracts? (Y/N)

      C.   [ ]    Scheduled premium variable life contracts? (Y/N)

      D.   [ ]    Flexible premium variable life contracts? (Y/N)

      E.   [ ]    Other types of insurance products registered under the
                  Securities Act of 1933

118.  [X]  State the number of series existing at the end of the period that had securities registered under the Securities Act of
           1933                                                                4

119.  [X]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
           during the period                                                   0

120.  [X]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
           ($000's omitted)                                             $      0

121.  [X]  State the number of series for which a current prospectus
           was in existence at the end of the period                           4

122.  [X]  State the number of existing series for which additional units were registered under the Securities Act of 1933
           during the current period                                           4

123.  [X]  State the total value of the additional units considered in
           answering item 122 ($000's omitted)                          $186,635

124.  [X]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)                                             $      0

125.  [X]  State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
           series of Registrant ($000's omitted)                        $ 20,665

126.       Of the amount shown in item 125, state the total dollar
           amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
           portfolio of a subsequent series.) ($000's omitted)          $      0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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

                                                          Number of         Total Assets              Total Income
                                                           Series              ($000's                Distributions
                                                          Investing           omitted)              ($000's omitted)
                                                          ---------           --------              ----------------
A.      U.S. Treasury direct issue                                           $                         $

B.      U.S. Government agency                                               $                         $

C.      State and municipal tax-free                                         $                         $

D.      Public utility debt                                                  $                         $

E.      Brokers or dealers debt or debt of
        brokers' or dealers' parent                                          $                         $

F.      All other corporate intermed. & long-
        term debt                                             4              $   374,660               $ 17,923

G.      All other corporate short-term debt                   4              $    71,442               $  1,861

H.      Equity securities of brokers or dealers
        or parents of brokers or dealers                                     $                         $

I.      Investment company equity securities                                 $                         $

J.      All other equity securities                           4              $1,656,972                $24,376

K.      Other securities                                                     $                         $

L.      Total assets of all series of registrant              4              $2,103,074                $44,160


128.  [ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

129.  [ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N) [If answer is "N" (No), go to item 131.]

130.  [ ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
           item 129 derived from insurance or guarantees?(Y/N)

131.       Total expenses incurred by all series of Registrant during
           the current reporting period ($000's omitted)                 $26,379

132.  [X]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-8260        811-40304        811-40320        811-8260       811-_____



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This report is signed on behalf of the registrant in the City of Madison, and
State of Wisconsin, on the 10th day of February, 2006.


                                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                                   (Registrant)
                                   By:  CUNA Mutual Life of America (Depositor)
Witness:

/s/Diane M. Fisher                    By:  Jeff Post
-----------------------------              ---------
                                           Jeff Post
Diane M. Fisher                            President and Chief Executive Officer
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Witness' Title (print)